EQUITY (Details) (Equity Incentives Plan One [Member])	12 Months Ended
Dec. 31, 2012
Class of Warrant or Right [Line Items]
Options Authorized	914,284
Options Granted	957,855
Shares Exercised	93,805
Shares Forfeited/Expired	163,148
Options Outstanding	700,902
Option Plan 2004 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	142,857
Options Granted	142,857
Shares Exercised	67,460
Shares Forfeited/Expired	2,858
Options Outstanding	72,539
Option Plan 2005 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	142,857
Options Granted	142,857
Shares Exercised	10,000
Shares Forfeited/Expired	58,572
Options Outstanding	74,285
Option Plan 2006 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	314,285
Options Granted	310,142
Shares Exercised	6,304
Shares Forfeited/Expired	65,624
Options Outstanding	238,214
Option Plan 2007 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	28,571
Options Granted	25,714
Shares Exercised	0
Shares Forfeited/Expired	4,285
Options Outstanding	21,429
Option Plan 2009 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	285,714
Options Granted	336,285
Shares Exercised	10,041
Shares Forfeited/Expired	31,809
Options Outstanding	294,435